STRATEGIC PARTNERS OPPORTUNITY FUNDS

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

June 2, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Strategic Partners Opportunity Funds
Registration Numbers: 333-95849
811-09805

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 31, 2006.

If you have any questions concerning this filing, please contact Jonathan D. Shain at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary